SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended September 30, 2020 filed on February 16, 2021.
In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended September 30, 2020. The results of operations for the six months ended March 31, 2020 and 2021 are not necessarily indicative of the results for the full years.

Going concern
Going concern
The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 3,809,516 and RMB 4,117,490 as of September 30, 2020 and March 31, 2021, respectively. Net cash used in operating activities were RMB 77,566 and RMB 179,718 for the six months ended March 31, 2021 and 2020, respectively. As of September 30, 2020 and March 31, 2021, current liabilities exceeded current assets by RMB 1,758,736 and RMB 1,888,126, respectively.
In addition, the Company’s operations have been affected by the outbreak and spread of the coronavirus disease 2019
(COVID-19),
which in March 2020, was declared a pandemic by the World Health Organization. The
COVID-19
outbreak caused lockdowns, travel restrictions, and closures of businesses. The Company’s businesses have been negatively impacted by the
COVID-19
coronavirus outbreak to a certain extent.
Due to the outbreak of
COVID-19,
in early February 2020, the Chinese government required the nationwide closure of many business activities in the PRC to prevent the spread of
COVID-19
and protect public health. During this period, the Company adopted a defensive strategy after a prudent assessment of the broader macroeconomic downturn by consolidating internal resources, further improving operating efficiencies and focusing on asset quality improvement rather than aggressive expansion. During the six months ended March 31, 2021, the average month-end occupancy
rate and the rental spread margin before discount for rental prepayments decreased as compared to the same period ended March 31, 2020 mainly due to the impact of COVID-19.
These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.
The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of bank loans, issuance of convertible notes, and principal shareholder’s financial support. The Group will focus on the following activities:

•
In July 2020, the Company has executed a convertible note and warrant purchase agreement with two investors (Note 7). By the date of this report, the Company issued the several instalments of Notes and raised proceeds aggregating
$48,076
(equivalent to
RMB 329,045
)
from the investor. No issuance cost was incurred. Pursuant to the convertible and warrant purchase agreement with investors, the Company is able to issue additional Notes to raise proceeds of $51,924 in the future;

•
In April 2021, the Company entered into two bank borrowing extension agreements with SHRB, pursuant to which the bank extended due date of one borrowing with the principal of RMB 100,000 to February 2022, and due date of the one borrowing with the principal of RMB 89,400 to March 2022,

•	Between July and August 2021, the Company plans raise proceeds through registered direct offering, and

•
In July 2021, a principal shareholder of the Company, has agreed to consider to provide necessary financial support in the form of debt and/or equity, to the Group to enable the Group to meet its other liabilities and commitments as they become due for at least twelve months from the issuance date of this unaudited condensed consolidated financial statements.

However, future financing requirements will depend on many factors, including the scale and pace of the expansion of the Group’s apartment network, efficiency in apartment operation, including apartment renovation and pricing, the expansion of the Group’s sales and marketing activities, and potential investments in, or acquisitions of, businesses or technologies. Inability to access financing on favorable terms in a timely manner or at all would materially and adversely affect the Group’s business, results of operations, financial condition, and growth prospects.

Capitalization of interest
Capitalization of interest
Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. Total interest expenses incurred were RMB 61,518 and RMB 64,287 for the six months ended March 31, 2020 and 2021, respectively, out of which no interest expenses were capitalized during relevant periods.

Land use rights
Land use rights
Land use rights, which are all located in the PRC, are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificates, which is between 30 to 50 years. Amortization expense of land use rights for the six months ended March 31, 2020 and 2021 amounted to RMB143 and RMB143, respectively.

Impairment of long-lived assets
Impairment of long-lived assets
The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.
The Group performed an impairment test of its long-lived assets associated with certain apartments due to the continued underperformance relative to the projected operating results, and recognized impairment losses of RMB 250,048 and RMB 42,584 during the six months ended March 31, 2020 and 2021, respectively.

Capital lease and other financing arrangement
Capital lease and other financing arrangement
Leases of leasehold improvements or furniture, fixtures and equipment that transfer to the Group substantially all of the risks and rewards of ownership by the end of the lease term are classified as capital leases. The leasehold improvements and liability are measured initially at an amount equal to the lower of their fair value or the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.
Minimum lease payments made under capital leases are apportioned between the finance expense and the reduction of the outstanding lease liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the lease liability.
The Company started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Company for costs incurred for the renovation. The Company then makes payments to the rental service company in installments equal to the reimbursed renovation costs plus interest and tax over a period of five years. At the end of the five-year period, the ownership of the renovation will be transferred to the Company. The Company accounts for this arrangement with the rental service company as a capital lease.
As of March 31, 2021, the Company had capital lease payable of RMB 68,080. The leasehold improvements or furniture, fixtures and equipment used in apartments obtained under such capital lease arrangements are with aggregate initial value of RMB 136,146 and carrying value of RMB 42,073 as of March 31, 2021.
Under the same arrangement above, the Company also sells leasehold improvements and furniture, fixtures and equipment of certain existing apartments to the rental service company at carrying value and simultaneously leases them back. Such transaction fails sales and lease-back accounting and is accounted for as a financing arrangement. The proceeds received from the rental service company are reported as other financing arrangement payable. As of March 31, 2021, the Company has RMB 388,537 other financing arrangement payable. The underlying leasehold improvements and furniture, fixtures and equipment are with aggregate initial value of RMB 374,609 and carrying value of RMB 115,765 as of March 31, 2021.

Lease accounting with tenants
Lease accounting with tenants
The Group sources apartments from landlords and converts them into standardized furnished rooms to lease to tenants seeking affordance residences in China. Revenues are primarily derived from the lease payments from its tenants and are recorded net of tax.
The Group typically enters into 12 to
26-month
leases with tenants and a majority of which have a
lock-in
period of 12 months or longer. The
lock-in
period represents the term during which termination will result in the forfeiture of deposit, which is typically 1 or 2 months’ rent. The Group determines that the lock-in
period is the lease term under ASC 840. Upon termination of leases, the Group returns unused portions of any prepaid rentals to the tenant within a prescribed period of time. Deposit can only be returned for termination after lock-in
period. Monthly rent is fixed throughout the lease term and there is no rent- free period or rent escalations during the period. The Group determines all lease arrangements with tenants are operating leases since the benefits and risks incidental to ownership remains with the Group. Revenue is recognized on a straight-line basis starting from the commencement date stated in the lease agreements.
In April 2020, the Group started to modify arrangements with a rental service company for apartments in certain cities. For some apartments under this arrangement, the Group no longer leases in apartments from the rental service company or enters into new lease-out
agreements with tenants. Instead, the Group transferred existing leases with tenants to the rental service company. The rental service company maintains the lease-in
agreements with the landlords of the apartments, collects rental from the tenants directly and enters into lease-out
agreements with new tenants directly. The Group and a third-party contractor are engaged by the rental service company to manage these apartments. Pursuant to this arrangement, the Group is responsible for supervising the third-party contractor including in its identification of potential tenants and daily operation, and receives fee income equals to the rental income from tenants minus the rental fee to landlords. For each of these apartments, if the rental collected from the tenants is less than the rental paid to the landlords, the Group is required to pay the rental service company this difference. As of March 31, 2021, the Group had transferred 25,375 of its rental units contracted and managed these rental units under this modified arrangement. Referring to ASC
840-10-15-6(a),
the Group determines that it
leases-in
apartments from the rental service company, and
leased-out
apartment to tenants through the rental service company, because the Group has the ability and right to operate the apartments while obtaining more than a minor amount of the output of the apartments. The lease term ranged between 12 and 26 months, and a majority of which have a lock-in
period of 12 months or longer. Monthly rent with tenants is fixed throughout the lease term and there is no rent-free period or rent escalations during the period. The Group determines all lease arrangements with tenants are operating leases since the benefits and risks incidental to ownership remains with the Group. Revenue is recognized on a straight-line basis starting from the commencement date stated in the lease agreements.
The
gross
cost for leasehold improvements and furniture, fixtures and equipment used in apartments were RMB 403,191 and RMB 191,117, respectively, the accumulated depreciation was RMB 136,692 and RMB 46,539, respectively and the impairment losses was RMB 132,278 and RMB 89,850, respectively as of March 31, 2021. Future rentals expected to be collected from outstanding leases existing as of March 31, 2021 totaled RMB 488,482, for which RMB 324,084 and RMB 164,398 to be collected for the year ending September 30, 2021 and 2022, respectively.
Rental incentives
Tenants who prepay rent are entitled to rental discounts. Tenants who prepay rent of at least the first six months of the lease term can enjoy a 5% rental discount, and tenants who prepay at least the first twelve months of lease term rental can enjoy a 10% rental discount (subject to a RMB200 limit per month). Such incentives are only applicable during the lock-in
period. The Group considers the rental discounts as a lease incentive and records it as a reduction in revenue on a straight line basis over the lease term. The Group recorded RMB 11,765 and RMB 3,980 of rental incentives for the six months ended March 31, 2020 and 2021, respectively.

Lease accounting with landlords
Lease accounting with landlords
The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords. Since all the benefits and risks incidental to ownership remains with the landlord, the Group determines that these arrangements are operating leases. The Group typically negotiates a rent free period of
90-120
days and locks in a fixed rent for the first three years and approximately 5% annual, non-compounding
increase for the rest of the lease period. As such, typically all leases with landlords contain rent holidays and fixed escalations of rental payments during the lease term. The Group determines the lease term under ASC 840 to include the years that can be early terminated by the landlords. The Group records total lease expense on a straight-line basis over the lease term and the difference between the straight-line lease expense and cash payments under the lease is recorded as deferred rent on the unaudited consolidated balance sheets. As of September 30, 2020 and March 31, 2021, deferred rent of RMB 2,503 and RMB 8,443 were recorded in accrued expenses and other current liabilities and RMB 212,054 and RMB 164,308 were recorded as long-term deferred rent, respectively.
Rental expense to the landlords recorded in unaudited condensed consolidated statements of comprehensive losses were RMB 512,753 and RMB 506,225 for the six months ended March 31, 2020 and 2021, respectively.

Treasury shares
Treasury shares
The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid- in capital (up to the amount credited to the additional paid-in
capital upon original issuance of the shares) and retained earnings.
For the year ended September 30, 2020, the Group repurchased 77,250,000 ordinary shares from certain major investors in the IPO, through cash payment of RMB 248,859 and issuance of convertible notes of RMB 49,251 (equivalent to $7,232
). As of March 31, 2021, the Company transferred treasury shares of
77,250,000
to one of its debtors as a debt extinguishment cost, with a fair value of RMB 41,964, or $6,405.
The fair value is determined at the trading price of per share price of
 $0.083 on the date of transferring treasury shares. As of March 31, 2021, the Company had no
outstanding treasury shares.

Convenience translation
Convenience translation
The Group’s business is primarily conducted in the PRC and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the consolidated balance sheet, and the related consolidated statements of comprehensive loss, shareholders’ equity and cash flows from RMB into US dollars as of and for the six months ended March 31, 2021 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 6.5518, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on March 31, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on March 31, 2021, or at any other rate.

Fair value
Fair value
The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, amounts due to related parties, short-term debt, rental installment loans, deposits from tenants, other current liabilities, long-term debt, convertible note, and contingent earn-out
liabilities.
The following table summarizes the fair value of the Group’s financial liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, for the six months ended March 31, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
Six Months Ended March 31,	Description	Fair Value as of March 31 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Six Months Ended March 31, RMB
2020	Contingent earn-out	—			—	97,417
2021	liabilities	—			—	—
The Group determines the fair value with the help from third party professional valuation specialists, and the assumptions used in estimating fair value require significant judgment. The use of different assumptions and judgments could result in a materially different estimate of fair value. Key inputs in determining the fair value of the contingent earn-out
liabilities include assumptions such as operating income, operating cost, number of new apartments acquired, probabilities of qualified IPO, etc., and changes in these assumptions would affect the number and value of future additional shares to be issued. Contingent earn-out
liabilities are classified in Level 3 of the valuation hierarchy. The contingent earn-out liabilities related to the EBITDA feature of Series C and Series C-1 convertible redeemable preferred shares at fair value, and all the holders of the Series C-2, Series C-1 and Series C convertible redeemable preferred shares have waived the EBITDA feature upon IPO in November 2019. As of March 31, 2021 and September 30, 2020, the Company had no contingent earn-out liabilities.
The following table presents the Group’s assets measured at fair value on a non-recurring
basis for the six months ended March 31, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
Six Months Ended March 31,	Description	Fair Value as of March 31 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Six Months Ended March 31, RMB
2020	Property and equipment	246,139			246,139	250,048
2021		20,452			20,452	16,004
2021	Apartment rental agreements	75,074			75,074	26,580
2021	Trademarks	81,469			81,469	—
Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its property and equipment are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, which were 4% and 10% for the six months ended March 31, 2020 and 3% and 11% for the six months ended March 31, 2021, respectively.
As a result of reduced expectations of future cash flows from certain leased apartments, the Group determined that the property and equipment was not fully recoverable and consequently recorded impairment charges of RMB 250,048 and RMB 16,004 for the six months ended March 31, 2020 and 2021, respectively.
The Group acquired from Great Alliance Coliving Limited. and its affiliates (“Beautiful House”) certain assets, including approximately 72,000 apartment rental contracts and leasehold improvements attached to the apartments, and trademarks of Beautiful House. The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant information, which are unobservable inputs that fall within Level 3 of the fair value hierarchy.

•
The apartment rental agreements with both landlords and tenants were valued using the multiperiod excess earnings method, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, which were negative 12.5% and 19%, and

•
T
he trademarks were valued using the relief from royalty method, which incorporated certain assumptions including projected revenues contributed by trademarks, royalty savings and projected trends of operating results. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, which were negative 10% and 19%

As of March 31, 2021, the Group reviewed the fair value of the apartment rental agreements based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its property and equipment are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, which were 3% and 11%
for the six months ended March 31, 2021. As a result of reduced expectations of future cash flows from certain leased apartments, the Group consequently recorded impairment charges of RMB
26,580 for the six months ended March 31, 2021
.
The financial instruments primarily including cash and cash equivalents, restricted cash, account receivables, amounts due from related parties, account payables, amounts due to related parties, short-term debt, rental installment loans, deposits from tenants, other liabilities, are carried at cost which approximates their fair value due to the short-term nature of these instruments. The convertible note and long-term debt approximates their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

Recent accounting pronouncements
Recent accounting pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use
assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including final periods within those fiscal years. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU
No. 2018-10
Codification Improvements to Topic 842, Leases and ASU
No. 2018-11,
Leases (Topic 842), Targeted Improvements. ASU
No. 2018-10
affects narrow aspects of the guidance issued in the amendments in Update
2016-02
and ASU
No. 2018-11
allows for an additional optional transition method where comparative periods presented in the financial statements in the period of adoption will not be restated and instead, companies will recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In November 2019, the FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. ASU
2019-10
amends the effective dates for ASU
2016-02.
The Group is an EGC and expects to adopt ASU
2016-02
utilizing the optional transition approach allowed under ASU
2018-11
and apply the package of practical expedients beginning October 1, 2021. The Group expects material changes to its consolidated balance sheet to recognize right-of-use
lease assets and related lease liabilities for operating leases. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.
In June 2016, the FASB issued ASU
2016-13, Credit
Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). ASU
2019-10
amends the effective dates for ASU
2016-13.
The Group is an EGC and has elected to adopt the new standard as of the effective date applicable to nonissuers and will implement the new standard on October 1, 2023. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.
In August 2018, the FASB released ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU
2018-13
modifies the disclosure requirements on fair value measurements. The provisions of ASU
2018-13
are to be applied using a prospective or retrospective approach, depending on the amendment, and are effective for interim periods and fiscal years beginning after October 1, 2020, with early adoption permitted. The Group does not believe the standard will materially affect the consolidated statements of income or consolidated statements of cash flows.
In December 2019, the FASB issued ASU
No. 2019-12, Income
Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU
2019-12
is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU
2019-12
is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, which is 2022 fiscal year for the Company, with early adoption permitted. The Company does not expect adoption of the new guidance to have a significant impact on its consolidated financial statements.